Columbia Balanced Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Balanced Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	1,039,459	1,042,526
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,454,206	1,465,222
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	22,906,000	23,044,680
Series 2024-A Class 1A
02/15/2029	5.610%	25,775,000	25,887,049
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,244,341
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,456,548
Series 2024-X1 Class A
05/15/2029	6.270%	2,083,332	2,084,795
Series 2024-X2 Class A
12/17/2029	5.220%	4,919,693	4,918,636
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	2,000,000	2,011,449
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	9,793,035	9,851,941
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.930%	12,575,000	12,589,486
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	5.681%	5,925,000	5,920,337
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	5.968%	3,450,000	3,453,084
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR2
3-month Term SOFR + 1.230% Floor 1.230% 04/19/2034	5.500%	8,500,000	8,510,625
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.102%	22,000,000	22,026,158
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	5.531%	6,725,000	6,731,308
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.622%	568,327	570,152
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.822%	483,078	485,146
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	5.671%	4,577,765	4,582,068
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	7.341%	1,925,000	1,932,099
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,708,457	1,687,938
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	22,129,257	22,127,703
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	10,784,613	10,676,205
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	5.538%	3,350,203	3,351,560
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	923,010	923,981
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	425,000	425,449
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	502,816	501,679
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	18,869,569	18,530,406
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,769,573

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.620%	9,175,000	9,155,861
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	5.770%	17,000,000	17,038,539
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	8,927,009	8,937,676
Hilton Grand Vacations Trust(a)
Series 2019-AA Class A
07/25/2033	2.340%	1,040,921	1,019,574
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.681%	2,746,611	2,748,899
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	6.102%	16,325,000	16,349,961
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.406%	4,050,485	4,050,469
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	1,186,140	1,188,176
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	7,525,000	7,572,741
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	6,901,630	6,827,246
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	3,060,315	3,074,122
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	5.550%	4,025,000	4,037,763
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.600%	16,150,000	16,141,037
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,606,066
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	556,937	556,913
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	120,912	120,932
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	2,674,616	2,690,650
Series 2024-6 Class A
11/15/2031	6.093%	2,554,253	2,571,903
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	190,558	189,446
Series 2024-7 Class A
12/15/2031	6.117%	11,590,902	11,702,933
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	12,759,805	12,901,270
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	625,076	634,377
Series 2024-1 Class A
07/15/2031	6.660%	1,330,343	1,341,825
Series 2024-2 Class A
08/15/2031	6.319%	1,247,144	1,258,614
Series 2024-3 Class A
10/15/2031	6.258%	9,384,243	9,433,535
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	504,386	504,977
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	6.268%	10,000,000	10,009,630
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	5,949,000	5,974,797
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,129,426
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	830,978	832,189
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.014%	12,200,000	12,209,065
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,469,188	1,472,873
Series 2025-1A Class A
08/16/2032	4.960%	4,749,114	4,744,976
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,614,628	1,577,082
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,828,630	1,843,945
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	432,980	432,017
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,039,672
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	21,483,886	21,593,862
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,154,410
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	388,156	389,483
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	3,936,248	3,937,566
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	32,287	32,178
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	2,514,206	2,506,848
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,358,393
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	3,781,479	3,756,471
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,142,985
Total Asset-Backed Securities — Non-Agency (Cost $497,819,284)			499,595,517

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,786,944
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.876%	14,823,000	14,813,736
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.741%	14,175,000	14,050,947
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,076,268
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,712,801
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	4,184,819
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,315,167
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	6,825,000	6,768,674
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,687,633
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	6.544%	5,425,000	5,391,094
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	6,028,911
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,892,415	39,104,100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,723,051

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.643%	6,950,000	6,572,069
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.193%	2,600,000	2,421,239
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,493,979	9,055,935
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,462,783
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.879%	21,925,000	21,707,285
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	6.272%	12,100,000	12,103,468
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,971,164
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,327,089
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $219,182,058)			212,265,177

Common Stocks 59.8%
Issuer	Shares	Value ($)
Communication Services 7.6%
Entertainment 2.0%
Electronic Arts, Inc.	302,209	43,451,610
Take-Two Interactive Software, Inc.(d)	334,277	75,640,199
Walt Disney Co. (The)	619,797	70,061,853
Total		189,153,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 4.8%
Alphabet, Inc., Class A	736,337	126,458,516
Alphabet, Inc., Class C	598,887	103,517,618
Meta Platforms, Inc., Class A	290,123	187,851,741
Pinterest, Inc., Class A(d)	1,353,207	42,098,270
Total		459,926,145
Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.	308,029	74,604,624
Total Communication Services		723,684,431
Consumer Discretionary 5.1%
Automobiles 0.8%
Tesla, Inc.(d)	206,835	71,660,054
Broadline Retail 3.7%
Amazon.com, Inc.(d)	1,188,554	243,665,455
eBay, Inc.	1,531,745	112,077,782
Total		355,743,237
Textiles, Apparel & Luxury Goods 0.6%
lululemon athletica, Inc.(d)	81,195	25,712,021
NIKE, Inc., Class B	197,861	11,988,398
Tapestry, Inc.	281,177	22,086,453
Total		59,786,872
Total Consumer Discretionary		487,190,163
Consumer Staples 1.8%
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	745,463	73,592,107
Household Products 0.8%
Procter & Gamble Co. (The)	487,739	82,861,979
Personal Care Products 0.2%
Coty, Inc., Class A(d)	3,416,880	16,845,218
Total Consumer Staples		173,299,304
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp.	583,883	79,816,806
ConocoPhillips Co.	552,362	47,144,097
EOG Resources, Inc.	475,407	51,614,938
Total		178,575,841
Total Energy		178,575,841
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.5%
Banks 3.4%
Bank of America Corp.	2,592,636	114,413,027
JPMorgan Chase & Co.	492,648	130,059,072
Wells Fargo & Co.	1,092,509	81,697,823
Total		326,169,922
Capital Markets 2.6%
Blackrock, Inc.	92,856	90,988,666
Charles Schwab Corp. (The)	891,518	78,756,700
Morgan Stanley	242,097	30,995,679
S&P Global, Inc.	94,417	48,422,702
Total		249,163,747
Consumer Finance 0.6%
American Express Co.	187,859	55,239,939
Financial Services 2.2%
Block, Inc., Class A(d)	823,173	50,830,933
MasterCard, Inc., Class A	117,322	68,703,763
Visa, Inc., Class A	249,650	91,169,683
Total		210,704,379
Insurance 0.7%
Aon PLC, Class A	165,357	61,526,033
Total Financials		902,804,020
Health Care 6.4%
Biotechnology 1.5%
AbbVie, Inc.	157,470	29,306,742
Amgen, Inc.	43,398	12,506,435
BioMarin Pharmaceutical, Inc.(d)	527,106	30,609,045
Vertex Pharmaceuticals, Inc.(d)	159,374	70,451,277
Total		142,873,499
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	511,892	68,378,533
Boston Scientific Corp.(d)	733,564	77,214,947
Cooper Cos, Inc. (The)(d)	374,504	25,571,133
Zimmer Biomet Holdings, Inc.	498,847	45,978,728
Total		217,143,341
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.1%
Elevance Health, Inc.	184,089	70,660,722
Henry Schein, Inc.(d)	425,205	29,760,098
Total		100,420,820
Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	100,579	40,515,233
Pharmaceuticals 1.1%
Eli Lilly & Co.	143,080	105,545,824
Total Health Care		606,498,717
Industrials 5.7%
Aerospace & Defense 2.3%
Boeing Co. (The)(d)	454,684	94,265,087
General Electric Co.	145,554	35,793,184
Lockheed Martin Corp.	70,687	34,097,995
RTX Corp.	413,243	56,399,405
Total		220,555,671
Electrical Equipment 0.8%
Eaton Corp. PLC	115,062	36,842,853
GE Vernova, Inc.	75,730	35,818,775
Total		72,661,628
Ground Transportation 1.5%
Uber Technologies, Inc.(d)	881,427	74,180,896
Union Pacific Corp.	303,169	67,200,441
Total		141,381,337
Industrial Conglomerates 0.6%
Honeywell International, Inc.	270,546	61,324,662
Machinery 0.2%
Parker-Hannifin Corp.	29,894	19,870,542
Professional Services 0.3%
Amentum Holdings, Inc.(d)	13,836	285,845
Jacobs Solutions, Inc.	227,430	28,724,409
Total		29,010,254
Total Industrials		544,804,094

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 19.5%
Electronic Equipment, Instruments & Components 0.8%
CDW Corp.	127,660	23,024,758
TE Connectivity PLC	325,920	52,170,014
Total		75,194,772
IT Services 0.8%
Accenture PLC, Class A	135,001	42,771,017
Okta, Inc.(d)	273,102	28,175,933
Total		70,946,950
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials, Inc.	176,588	27,680,169
Broadcom, Inc.	470,017	113,777,015
Lam Research Corp.	576,165	46,548,370
NVIDIA Corp.	3,151,835	425,907,464
ON Semiconductor Corp.(d)	902,749	37,933,513
Total		651,846,531
Software 7.5%
Adobe, Inc.(d)	125,058	51,910,325
Intuit, Inc.	118,101	88,985,560
Microsoft Corp.	1,087,346	500,570,605
Palo Alto Networks, Inc.(d)	140,656	27,065,028
Synopsys, Inc.(d)	104,826	48,637,167
Total		717,168,685
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	1,469,152	295,079,179
Dell Technologies, Inc.	430,723	47,926,549
Total		343,005,728
Total Information Technology		1,858,162,666
Materials 0.5%
Chemicals 0.5%
International Flavors & Fragrances, Inc.	399,530	30,588,017
Sherwin-Williams Co. (The)	51,093	18,332,679
Total		48,920,696
Total Materials		48,920,696
Real Estate 0.7%
Real Estate Management & Development 0.2%
CoStar Group, Inc.(d)	198,992	14,637,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.5%
American Tower Corp.	245,530	52,703,014
Total Real Estate		67,340,866
Utilities 1.1%
Multi-Utilities 1.1%
DTE Energy Co.	398,826	54,499,573
Public Service Enterprise Group, Inc.	681,691	55,237,422
Total		109,736,995
Total Utilities		109,736,995
Total Common Stocks (Cost $2,991,910,634)		5,701,017,793

Corporate Bonds & Notes 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	44,000	44,859
03/15/2033	6.250%	37,000	37,680
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,393,370
02/15/2031	1.900%	4,050,000	3,469,680
Boeing Co. (The)
05/01/2040	5.705%	11,535,000	11,127,783
08/01/2059	3.950%	5,019,000	3,313,705
Bombardier, Inc.(a)
07/01/2031	7.250%	56,000	57,791
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,285,015
07/31/2033	5.400%	2,500,000	2,532,519
Lockheed Martin Corp.
08/15/2034	4.800%	3,000,000	2,950,345
Northrop Grumman Corp.
02/01/2029	4.600%	9,900,000	9,967,348
Raytheon Technologies Corp.
03/15/2027	3.500%	18,308,000	18,018,822
03/15/2032	2.375%	9,518,000	8,125,826
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	170,621
11/15/2030	9.750%	66,000	72,948
TransDigm, Inc.
11/15/2027	5.500%	168,000	167,961
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
03/01/2029	6.375%	248,000	252,031
12/15/2030	6.875%	480,000	494,763
03/01/2032	6.625%	675,000	689,457
01/15/2033	6.000%	189,000	187,233
05/31/2033	6.375%	507,000	501,272
Total			86,861,029
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	256,000	253,106
American Airlines, Inc.(a)
05/15/2029	8.500%	363,000	376,036
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	163,058	162,767
04/20/2029	5.750%	436,298	428,733
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	242,243
Total			1,462,885
Automotive 0.0%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	100,000	99,182
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	176,000	159,878
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	52,000	52,957
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	90,000	86,190
IHO Verwaltungs GmbH(a),(e)
11/15/2032	8.000%	506,000	507,111
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	253,000	252,952
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	39,000	39,010
05/15/2027	8.500%	93,000	93,400
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	255,000	245,603
04/23/2032	6.875%	468,000	428,692
Total			1,964,975
Banking 1.9%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	45,000	43,165
Bank of America Corp.(f)
02/04/2033	2.972%	35,470,000	31,209,160
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(f)
06/03/2031	2.572%	3,487,000	3,121,712
01/25/2033	3.057%	14,250,000	12,529,284
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	18,015,000	15,804,382
HSBC Holdings PLC(f)
05/13/2031	5.240%	3,357,000	3,373,086
05/24/2032	2.804%	9,500,000	8,315,148
05/13/2036	5.790%	589,000	593,731
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	31,991,000	32,288,378
10/22/2030	4.603%	255,000	253,515
01/24/2031	5.140%	6,092,000	6,184,703
04/22/2031	5.103%	5,089,000	5,163,656
04/22/2036	5.572%	5,422,000	5,516,913
Morgan Stanley(f)
10/18/2030	4.654%	9,550,000	9,484,924
04/17/2031	5.192%	5,153,000	5,227,287
01/18/2036	5.587%	2,092,000	2,112,907
Subordinated
09/16/2036	2.484%	10,500,000	8,768,884
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	3,000,000	3,061,081
Royal Bank of Canada(f)
10/18/2030	4.650%	4,483,000	4,462,888
02/04/2031	5.153%	2,517,000	2,553,557
US Bancorp(f)
06/12/2034	5.836%	3,325,000	3,431,778
Wells Fargo & Co.(f)
04/24/2034	5.389%	12,500,000	12,554,477
Total			176,054,616
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	254,000	253,754
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	305,000	316,573
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	403,000	439,565
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	561,000	559,361
Focus Financial Partners LLC(a)
09/15/2031	6.750%	318,000	321,719
Hightower Holding LLC(a)
04/15/2029	6.750%	382,000	377,372
01/31/2030	9.125%	362,000	379,303
Total			2,647,647

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	335,000	312,429
Interface, Inc.(a)
12/01/2028	5.500%	145,000	143,076
James Hardie International Finance DAC(a)
01/15/2028	5.000%	319,000	312,818
Masterbrand, Inc.(a)
07/15/2032	7.000%	46,000	45,716
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	456,000	463,240
03/01/2033	6.750%	249,000	252,600
QXO Building Products, Inc.(a)
04/30/2032	6.750%	274,000	281,135
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	225,000	228,639
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	60,557
01/15/2028	4.750%	282,000	277,134
White Cap Buyer LLC(a)
10/15/2028	6.875%	635,000	622,125
Total			2,999,469
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	352,453
02/01/2028	5.000%	384,000	376,540
03/01/2030	4.750%	807,000	770,484
08/15/2030	4.500%	891,000	835,635
02/01/2032	4.750%	263,000	243,401
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	417,000	379,598
Charter Communications Operating LLC
06/30/2062	3.950%	3,950,000	2,442,484
Comcast Corp.
03/01/2026	3.150%	3,561,000	3,527,198
CSC Holdings LLC(a)
04/15/2027	5.500%	47,000	44,521
02/01/2028	5.375%	149,000	135,709
02/01/2029	6.500%	508,000	405,535
01/15/2030	5.750%	265,000	135,315
12/01/2030	4.125%	90,000	61,846
02/15/2031	3.375%	320,000	210,038
DISH DBS Corp.
07/01/2026	7.750%	145,000	124,724
DISH DBS Corp.(a)
12/01/2026	5.250%	195,000	180,144
12/01/2028	5.750%	177,000	150,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH Network Corp.(a)
11/15/2027	11.750%	570,000	587,772
EchoStar Corp.
11/30/2029	10.750%	520,424	523,369
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	127,000	125,733
07/01/2029	5.500%	295,000	290,059
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,538,671
Virgin Media Finance PLC(a)
07/15/2030	5.000%	291,000	263,875
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	259,000	252,237
08/15/2030	4.500%	192,000	177,044
VZ Secured Financing BV(a)
01/15/2032	5.000%	790,000	682,964
Total			25,817,414
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	155,000	154,949
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	150,000	139,570
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	212,716
Celanese US Holdings LLC
04/15/2030	6.500%	191,000	192,330
07/15/2032	6.629%	65,000	66,513
04/15/2033	6.750%	432,000	420,423
11/15/2033	7.200%	145,000	151,294
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	109,000	110,769
Element Solutions, Inc.(a)
09/01/2028	3.875%	316,000	303,393
HB Fuller Co.
10/15/2028	4.250%	181,000	172,519
Herens Holdco Sarl(a)
05/15/2028	4.750%	161,000	140,905
INEOS Finance PLC(a)
04/15/2029	7.500%	594,000	584,231
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	538,000	538,054
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	360,375	363,078
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	255,465
11/15/2028	9.750%	427,000	447,561
10/01/2029	6.250%	288,000	266,987
06/15/2031	7.250%	408,000	407,870
Tronox, Inc.(a)
03/15/2029	4.625%	101,000	84,346
WR Grace Holdings LLC(a)
06/15/2027	4.875%	108,000	106,603
08/15/2029	5.625%	752,000	662,577
03/01/2031	7.375%	81,000	81,982
Total			5,864,135
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,593,250
Herc Holdings Escrow, Inc.(a),(g)
06/15/2030	7.000%	220,000	226,678
06/15/2033	7.250%	477,000	490,723
Herc Holdings, Inc.(a)
07/15/2027	5.500%	163,000	161,763
06/15/2029	6.625%	212,000	214,727
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	6,989,624
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	55,131
03/15/2031	7.750%	370,000	387,372
Total			13,119,268
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	407,000	383,455
12/01/2028	6.125%	571,000	522,285
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	51,533
06/01/2028	4.625%	139,000	134,753
02/15/2029	5.625%	333,000	329,736
Total			1,421,762
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	48,739
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	479,000	397,368
Newell Brands, Inc.(a)
06/01/2028	8.500%	164,000	169,782
Newell Brands, Inc.
05/15/2030	6.375%	186,000	175,094
05/15/2032	6.625%	180,000	166,597
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(a)
03/31/2032	6.500%	251,000	250,820
Prestige Brands, Inc.(a)
01/15/2028	5.125%	165,000	164,151
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	58,344
02/01/2032	4.375%	286,000	257,623
Total			1,688,518
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	45,000	45,664
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	142,120
01/01/2031	9.500%	47,000	50,068
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	629,000	635,824
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	121,668
Esab Corp.(a)
04/15/2029	6.250%	102,000	103,811
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	54,335
Madison IAQ LLC(a)
06/30/2028	4.125%	80,000	76,963
06/30/2029	5.875%	470,000	454,306
Resideo Funding, Inc.(a)
09/01/2029	4.000%	382,000	356,040
07/15/2032	6.500%	360,000	363,263
Vertical Holdco GmbH(a)
07/15/2028	7.625%	370,000	370,618
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	380,000	376,503
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	386,000	393,260
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	363,000	367,439
03/15/2029	6.375%	66,000	67,388
03/15/2032	6.625%	292,000	299,843
Total			4,279,113
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	182,000	185,602
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	181,000	178,546

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	413,000	403,364
02/15/2031	3.750%	725,000	654,471
01/15/2032	3.750%	102,000	89,542
Dominion Energy, Inc.
03/15/2035	5.450%	4,260,000	4,210,588
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,197,253
Duke Energy Corp.
08/15/2052	5.000%	12,275,000	10,392,151
Duke Energy Indiana LLC
04/01/2053	5.400%	1,685,000	1,556,647
Edison International
11/15/2028	5.250%	5,373,000	5,292,418
Indiana Michigan Power Co.
03/15/2037	6.050%	3,375,000	3,557,875
Long Ridge Energy LLC(a)
02/15/2032	8.750%	260,000	262,094
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	14,120,000	14,116,895
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	223,126
01/15/2029	7.250%	566,000	569,079
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	125,204
06/15/2029	5.250%	136,000	134,387
07/15/2029	5.750%	289,000	288,077
02/15/2031	3.625%	174,000	157,843
02/15/2032	3.875%	44,000	39,784
02/01/2033	6.000%	254,000	252,226
11/01/2034	6.250%	77,000	77,019
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,046,212
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	10,279,948
PG&E Corp.(f)
03/15/2055	7.375%	152,000	148,910
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	257,000	250,014
01/15/2030	4.750%	470,000	443,587
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	86,000	85,984
07/31/2027	5.000%	249,000	248,378
10/15/2031	7.750%	462,000	489,865
04/15/2032	6.875%	462,000	481,167
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	147,000	153,502
03/15/2033	8.625%	496,000	520,846
Total			68,112,604
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	300,000	311,377
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	308,000	316,519
Total			627,896
Finance Companies 0.1%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	72,000	74,059
04/15/2029	6.875%	227,000	232,312
03/15/2030	5.875%	318,000	317,305
Navient Corp.
06/25/2025	6.750%	147,000	147,100
03/15/2029	5.500%	44,000	42,363
03/15/2031	11.500%	338,000	382,925
08/01/2033	5.625%	272,000	239,528
OneMain Finance Corp.
01/15/2027	3.500%	118,000	114,363
05/15/2029	6.625%	428,000	432,813
03/15/2030	7.875%	199,000	207,924
05/15/2031	7.500%	363,000	373,709
11/15/2031	7.125%	71,000	72,311
03/15/2032	6.750%	321,000	319,009
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	307,000	319,871
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	108,000	100,755
03/01/2031	3.875%	192,000	173,725
10/15/2033	4.000%	872,000	753,303
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	120,000	119,858
06/15/2027	5.750%	40,000	39,432
04/15/2029	5.500%	331,000	317,516
UWM Holdings LLC(a)
02/01/2030	6.625%	224,000	219,611
Total			4,999,792
Food and Beverage 1.1%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,506,013
05/15/2038	5.150%	21,031,000	18,801,187
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	4,173,000	3,871,997
Campbell Soup Co.
03/23/2035	4.750%	14,360,000	13,546,673
Chobani Holdco II LLC(a),(e)
10/01/2029	8.750%	217,769	232,268
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	79,756
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,796,303
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	310,000	310,547
Diageo Investment Corp.
08/15/2030	5.125%	14,254,000	14,539,580
General Mills, Inc.
01/30/2027	4.700%	2,734,000	2,745,123
Heineken NV(a)
01/29/2028	3.500%	8,690,000	8,493,230
Kraft Heinz Foods Co.
06/01/2026	3.000%	9,060,000	8,920,837
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	132,903
Mars, Inc.(a)
04/20/2028	4.550%	8,725,000	8,778,739
03/01/2035	5.200%	11,299,000	11,265,844
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,472,190
Pilgrim’s Pride Corp.
03/01/2032	3.500%	223,000	197,534
Post Holdings, Inc.(a)
04/15/2030	4.625%	459,000	435,137
09/15/2031	4.500%	115,000	104,863
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	477,000	478,402
04/30/2029	4.375%	236,000	226,554
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	292,377
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	203,915
02/15/2029	4.750%	321,000	314,023
06/01/2030	4.625%	208,000	200,215
Total			104,946,210
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	94,000	92,597
Boyd Gaming Corp.(a)
06/15/2031	4.750%	105,000	98,451
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	243,000	226,922
02/15/2030	7.000%	480,000	492,242
02/15/2032	6.500%	201,000	202,670
10/15/2032	6.000%	330,000	316,537
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	108,504
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	187,535
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	55,000	55,149
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	366,000	378,326
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	182,000	174,660
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	286,000	256,277
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	316,000	312,252
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	495,000	470,219
Voyager Parent LLC(a)
07/01/2032	9.250%	247,000	255,014
Total			3,627,355
Health Care 0.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	357,000	352,059
04/15/2029	5.000%	236,000	226,151
03/15/2033	7.375%	297,000	302,701
Avantor Funding, Inc.(a)
07/15/2028	4.625%	154,000	150,077
11/01/2029	3.875%	400,000	373,199
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	208,661
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	153,753
03/15/2029	3.750%	242,000	224,253
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	394,000	388,306
04/15/2029	6.875%	239,000	199,207
05/15/2030	5.250%	495,000	445,635
01/15/2032	10.875%	118,000	125,860
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	241,000	248,281
CVS Health Corp.
03/25/2038	4.780%	6,450,000	5,733,080
03/25/2048	5.050%	8,510,000	7,094,969
DaVita, Inc.(a)
07/15/2033	6.750%	318,000	321,047
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,851,275

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
09/01/2030	3.500%	24,500,000	22,834,850
03/01/2035	5.750%	3,450,000	3,479,819
IQVIA, Inc.(a)
05/15/2027	5.000%	101,000	100,279
05/15/2030	6.500%	104,000	106,304
LifePoint Health, Inc.(a)
10/15/2030	11.000%	8,000	8,801
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	322,000	327,749
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	138,000	130,135
10/01/2029	5.250%	980,000	957,581
Select Medical Corp.(a)
12/01/2032	6.250%	376,000	372,479
Star Parent, Inc.(a)
10/01/2030	9.000%	728,000	752,419
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	370,000	369,558
Tenet Healthcare Corp.
02/01/2027	6.250%	332,000	331,874
11/01/2027	5.125%	237,000	235,424
10/01/2028	6.125%	314,000	314,518
01/15/2030	4.375%	81,000	77,405
06/15/2030	6.125%	234,000	236,552
05/15/2031	6.750%	361,000	371,849
Total			61,406,110
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	36,000,000	31,670,465
UnitedHealth Group, Inc.
04/15/2034	5.000%	15,612,000	15,267,193
04/15/2054	5.375%	4,000	3,600
07/15/2064	5.750%	3,211,000	2,995,413
Total			49,936,671
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	70,588
01/15/2028	5.750%	187,000	188,041
08/01/2030	5.125%	100,000	97,497
Total			356,126
Independent Energy 0.2%
APA Corp.(a)
02/15/2055	6.750%	2,994,000	2,701,668
Baytex Energy Corp.(a)
04/30/2030	8.500%	229,000	222,141
03/15/2032	7.375%	86,000	78,119
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(a)
07/01/2028	8.375%	146,000	147,082
11/01/2030	8.625%	65,000	64,184
07/01/2031	8.750%	393,000	384,930
Civitas Resources, Inc.(a),(g)
06/15/2033	9.625%	174,000	174,457
CNX Resources Corp.(a)
01/15/2029	6.000%	316,000	313,274
01/15/2031	7.375%	48,000	49,169
03/01/2032	7.250%	197,000	201,090
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	567,000	559,838
Comstock Resources, Inc.(a)
03/01/2029	6.750%	220,000	217,575
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	307,000	303,580
02/01/2029	5.750%	103,000	98,465
04/15/2030	6.000%	56,000	53,160
04/15/2032	6.250%	121,000	110,485
11/01/2033	8.375%	371,000	369,779
02/15/2035	7.250%	312,000	290,270
Matador Resources Co.(a)
04/15/2028	6.875%	241,000	244,140
04/15/2032	6.500%	459,000	449,646
04/15/2033	6.250%	112,000	108,073
Occidental Petroleum Corp.
08/01/2027	5.000%	2,069,000	2,069,305
10/01/2054	6.050%	8,670,000	7,536,525
Permian Resources Operating LLC(a)
04/15/2027	8.000%	118,000	120,292
01/15/2032	7.000%	499,000	511,673
02/01/2033	6.250%	151,000	148,810
SM Energy Co.
09/15/2026	6.750%	252,000	251,793
SM Energy Co.(a)
08/01/2029	6.750%	217,000	213,046
08/01/2032	7.000%	106,000	101,644
Total			18,094,213
Integrated Energy 0.2%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,708,714
03/17/2052	3.001%	5,150,000	3,146,753
Total			13,855,467
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	327,000	315,086
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
03/01/2027	5.750%	160,000	160,269
05/01/2029	6.000%	432,000	433,101
03/15/2030	5.750%	216,000	216,442
02/15/2033	6.125%	393,000	393,665
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	311,000	313,754
Cinemark USA, Inc.(a)
07/15/2028	5.250%	256,000	252,536
08/01/2032	7.000%	184,000	189,657
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	291,535
05/15/2027	6.500%	97,000	98,225
10/15/2027	4.750%	189,000	185,900
NCL Corp., Ltd.(a)
03/15/2026	5.875%	35,000	35,018
02/01/2032	6.750%	302,000	302,116
NCL Finance Ltd.(a)
03/15/2028	6.125%	201,000	202,022
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	175,000	173,293
09/30/2031	5.625%	63,000	62,267
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	549,000	560,818
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	254,000	259,000
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	147,647
Viking Cruises Ltd.(a)
09/15/2027	5.875%	239,000	238,876
07/15/2031	9.125%	347,000	372,523
Total			5,203,750
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	300,000	306,745
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,275,110
04/12/2029	5.250%	6,379,000	6,526,715
Principal Life Global Funding II(a)
01/09/2028	4.800%	5,719,000	5,762,260
Total			18,870,830
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	91,000	91,594
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	324,000	323,674
Total			415,268
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	218,394
09/15/2028	9.000%	97,000	101,870
06/01/2029	7.500%	419,000	370,339
04/01/2030	7.875%	363,000	368,023
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	302,000	295,787
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	38,456	32,206
08/15/2030	7.750%	61,410	47,540
01/15/2031	7.000%	24,800	18,229
Mav Acquisition Corp.(a)
08/01/2029	8.000%	190,000	190,481
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	186,000	191,325
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	192,000	189,820
01/15/2029	4.250%	203,000	192,347
03/15/2030	4.625%	138,000	129,708
02/15/2031	7.375%	176,000	186,052
Roblox Corp.(a)
05/01/2030	3.875%	499,000	464,828
Snap, Inc.(a)
03/01/2033	6.875%	312,000	316,004
Univision Communications, Inc.(a)
08/15/2028	8.000%	173,000	173,124
05/01/2029	4.500%	97,000	86,089
06/30/2030	7.375%	131,000	122,391
Warnermedia Holdings, Inc.
03/15/2027	3.755%	3,103,000	3,008,726
03/15/2062	5.391%	13,358,000	8,582,819
Total			15,286,102
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	87,091
Allegheny Technologies, Inc.
10/01/2029	4.875%	132,000	127,813
10/01/2031	5.125%	201,000	194,030
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	74,000	68,795
03/15/2032	7.000%	39,000	33,688
05/01/2033	7.375%	41,000	35,200

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	300,000	294,554
04/15/2029	3.750%	341,000	314,750
08/15/2032	6.375%	320,000	318,421
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	370,000	366,919
04/01/2029	6.125%	443,000	443,824
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	264,000	256,254
06/01/2031	4.500%	210,000	192,778
Novelis Corp.(a)
11/15/2026	3.250%	177,000	173,616
01/30/2030	4.750%	334,000	317,298
08/15/2031	3.875%	331,000	294,529
Novelis, Inc.(a)
01/30/2030	6.875%	72,000	74,247
Total			3,593,807
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	315,000	318,174
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	429,000	438,740
CNX Midstream Partners LP(a)
04/15/2030	4.750%	465,000	430,987
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	544,000	564,215
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,499,380
Hess Midstream Operations LP(a)
03/01/2028	5.875%	66,000	66,594
10/15/2030	5.500%	56,000	55,349
ITT Holdings LLC(a)
08/01/2029	6.500%	37,000	34,613
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,080,000	3,736,744
NuStar Logistics LP
06/01/2026	6.000%	220,000	220,847
04/28/2027	5.625%	222,000	222,465
10/01/2030	6.375%	150,000	152,802
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	2,445,000	2,564,881
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	123,000	126,713
Sunoco LP(a)
05/01/2032	7.250%	236,000	245,576
07/01/2033	6.250%	365,000	365,028
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	168,009
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	436,000	446,707
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	391,000	364,068
08/15/2031	4.125%	396,000	358,798
11/01/2033	3.875%	358,000	306,214
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	480,000	491,101
02/01/2029	9.500%	87,000	92,858
01/15/2030	7.000%	230,000	229,235
06/01/2031	8.375%	304,000	308,657
02/01/2032	9.875%	87,000	92,680
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	154,000	160,974
05/01/2035	7.750%	154,000	162,288
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,658,317
Total			24,883,014
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,669,151
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	250,000	250,650
04/01/2028	6.250%	313,000	312,958
09/01/2032	6.625%	185,000	186,258
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	304,000	312,016
Nabors Industries Ltd.(a)
01/15/2028	7.500%	75,000	62,558
Nabors Industries, Inc.(a)
01/31/2030	9.125%	398,000	361,796
08/15/2031	8.875%	298,000	204,055
Noble Finance II LLC(a)
04/15/2030	8.000%	119,000	118,907
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	237,277	237,420
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	238,857	242,477
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	64,014
05/15/2031	8.500%	118,000	101,453
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	249,000	248,865
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	246,000	250,042
Total			2,953,469
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	78,626
04/15/2030	6.625%	186,000	190,640
Total			269,266
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	304,000	303,662
06/15/2029	4.750%	433,000	419,459
07/15/2031	7.000%	374,000	387,838
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	257,000	253,027
05/15/2029	4.875%	141,000	133,397
02/01/2030	7.000%	173,000	174,594
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	121,000	124,555
04/01/2032	6.500%	252,000	255,664
RHP Hotel Properties LP/Finance Corp.(a),(g)
06/15/2033	6.500%	140,000	142,394
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	135,919
Service Properties Trust
06/15/2029	8.375%	90,000	90,892
Service Properties Trust(a)
11/15/2031	8.625%	163,000	173,637
Total			2,595,038
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	388,000	389,111
09/01/2029	4.000%	650,000	575,949
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	182,000	183,806
04/15/2030	8.750%	498,000	508,966
04/15/2032	6.750%	256,000	258,825
Total			1,916,657
Pharmaceuticals 1.0%
1261229 BC Ltd.(a)
04/15/2032	10.000%	586,000	580,162
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	26,239,455
11/21/2029	3.200%	7,780,000	7,380,531
Amgen, Inc.
03/02/2053	5.650%	10,400,000	9,895,964
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	33,011
06/01/2028	4.875%	16,000	13,098
09/30/2028	11.000%	75,000	71,795
02/15/2029	6.250%	54,000	35,575
Gilead Sciences, Inc.
03/01/2026	3.650%	35,606,000	35,372,321
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	524,000	496,805
Organon Finance 1 LLC(a)
04/30/2028	4.125%	115,000	108,022
04/30/2031	5.125%	357,000	300,108
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	10,575,000	10,578,985
Total			91,105,832
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	60,000	62,064
08/01/2029	6.000%	88,000	85,164
11/06/2030	7.500%	190,000	195,915
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	170,000	165,216
10/15/2027	6.750%	366,000	367,181
04/15/2028	6.750%	189,000	191,550
11/01/2029	5.875%	197,000	193,132
01/15/2031	7.000%	615,000	628,536
10/01/2031	6.500%	101,000	101,944
10/01/2032	7.375%	375,000	386,277
AmWINS Group, Inc.(a)
02/15/2029	6.375%	309,000	313,443
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	323,000	333,885
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	315,000	325,699
AssuredPartners, Inc.(a)
01/15/2029	5.625%	223,000	222,757
02/15/2032	7.500%	187,000	200,388
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	574,000	564,681
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	266,903
01/31/2032	7.375%	377,000	393,556
HUB International, Ltd.(a)
06/15/2030	7.250%	518,000	539,716
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	422,000	436,435

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty LLC(a)
08/01/2032	5.875%	314,000	312,122
Total			6,286,564
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	367,000	373,628
Norfolk Southern Corp.
06/15/2026	2.900%	5,434,000	5,349,172
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	437,000	450,278
Total			6,173,078
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	262,000	253,622
09/15/2029	5.625%	189,000	190,400
10/15/2030	4.000%	339,000	311,792
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	259,000	234,997
Total			990,811
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	211,000	200,547
Belron UK Finance PLC(a)
10/15/2029	5.750%	91,000	91,315
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	226,634
01/15/2030	6.375%	123,000	125,580
Hanesbrands, Inc.(a)
02/15/2031	9.000%	150,000	158,338
L Brands, Inc.
06/15/2029	7.500%	240,000	246,283
L Brands, Inc.(a)
10/01/2030	6.625%	146,000	149,052
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	358,000	379,562
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	112,542
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,367,000	1,799,213
04/01/2062	4.450%	4,463,000	3,349,028
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	279,000	270,215
02/15/2029	7.750%	469,000	457,133
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	59,000	54,557
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
04/28/2035	4.900%	3,939,000	3,940,270
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	342,000	299,271
Total			11,859,540
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	158,000	157,853
03/15/2029	3.500%	338,000	317,815
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	127,889
Total			603,557
Technology 0.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	371,000	378,612
Block, Inc.
05/15/2032	6.500%	424,000	433,566
Broadcom, Inc.
04/15/2028	4.800%	5,058,000	5,116,581
Broadcom, Inc.(a)
11/15/2036	3.187%	11,197,000	9,098,894
CACI International, Inc.(a),(g)
06/15/2033	6.375%	260,000	265,014
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	207,000	185,376
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	281,000	248,365
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	47,000	44,811
07/01/2029	4.875%	629,000	581,716
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	890,000	910,173
06/30/2032	8.250%	581,000	611,046
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	786,000	726,965
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	125,000	126,662
Entegris Escrow Corp.(a)
06/15/2030	5.950%	621,000	621,504
Fair Isaac Corp.(a)
05/15/2033	6.000%	213,000	212,601
Gen Digital, Inc.(a)
04/01/2033	6.250%	251,000	253,872
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	329,000	347,796
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthEquity, Inc.(a)
10/01/2029	4.500%	136,000	130,043
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	149,000	141,746
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	224,000	228,426
Intel Corp.
03/25/2050	4.750%	4,225,000	3,317,485
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	155,000	149,645
05/30/2029	9.500%	380,000	393,511
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	89,817
03/15/2028	5.250%	159,000	157,160
07/15/2028	5.000%	263,000	258,960
02/15/2029	7.000%	87,000	89,874
07/15/2030	5.250%	79,000	76,949
01/15/2033	6.250%	96,000	96,856
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	729,000	701,946
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	523,000	571,071
NCR Corp.(a)
10/01/2028	5.000%	456,000	449,266
04/15/2029	5.125%	193,000	188,253
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	574,000	543,947
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,872,847
Picard Midco, Inc.(a)
03/31/2029	6.500%	515,000	514,651
Seagate HDD
12/15/2029	8.250%	118,000	125,738
07/15/2031	8.500%	76,000	81,041
Sensata Technologies BV(a)
09/01/2030	5.875%	263,000	259,734
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	437,000	436,400
08/15/2032	6.750%	341,000	347,923
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	141,000	144,683
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	94,010
UKG, Inc.(a)
02/01/2031	6.875%	502,000	517,934
WEX, Inc.(a)
03/15/2033	6.500%	260,000	257,113
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	613,000	570,592
Total			39,971,175
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	266,000	270,130
02/15/2031	8.000%	191,000	193,228
06/15/2032	8.375%	137,000	138,103
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,700,153
Total			6,301,614
Wireless 0.0%
Altice France Holding SA(a)
02/15/2028	6.000%	206,000	75,059
Altice France SA(a)
01/15/2028	5.500%	432,000	371,621
07/15/2029	5.125%	201,000	169,435
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	386,000	354,574
Total			970,689
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	78,000	75,869
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	220,000	231,356
03/15/2031	8.625%	353,000	376,073
Iliad Holding SAS(a)
10/15/2028	7.000%	422,000	428,421
Iliad Holding SASU(a)
04/15/2032	7.000%	196,000	197,394
Optics Bidco SpA(a)
06/04/2038	7.721%	52,000	51,947
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	247,000	257,149
Total			1,618,209
Total Corporate Bonds & Notes (Cost $895,711,115)			895,680,696

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
U.S. Mid Large Cap 1.9%
iShares Core MSCI EAFE ETF	2,163,578	178,625,000
Total Exchange-Traded Equity Funds (Cost $145,112,086)		178,625,000

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	74,769
02/15/2030	9.000%	477,000	513,561
12/01/2031	7.000%	87,000	91,143
Total			679,473
Total Foreign Government Obligations (Cost $635,142)			679,473

Residential Mortgage-Backed Securities - Agency 15.1%

Fannie Mae REMICS(b),(i)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.614%	35,471,649	3,879,059
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.172%	17,000,231	16,654,729
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.622%	20,431,325	20,441,314
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.522%	20,235,691	20,167,756
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	37,859,667	37,922,219
Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	24,893,015	22,119,708
10/01/2031- 10/01/2039	6.000%	73,534	76,380
06/01/2032- 07/01/2032	7.000%	66,451	69,428
12/01/2036- 05/01/2055	5.500%	19,074,555	18,947,942
03/01/2038	6.500%	365	375
10/01/2038- 12/01/2054	5.000%	20,181,912	19,616,968
05/01/2039- 11/01/2054	4.500%	49,903,791	47,226,410
12/01/2051- 06/01/2052	2.500%	81,299,638	66,368,157
Residential Mortgage-Backed Securities - Agency 15.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2052	4.000%	84,186,061	77,697,416
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.702% Cap 11.240% 08/01/2036	7.361%	3,679	3,798
Federal Home Loan Mortgage Corp.(j)
01/01/2038	6.000%	111,630	116,438
05/01/2038	5.500%	61,236	62,227
11/01/2039- 06/01/2041	4.500%	626,515	616,924
05/01/2041	5.000%	160,250	160,687
01/01/2043- 06/01/2046	3.500%	457,562	420,030
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.503%	24,801,461	2,522,276
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.614%	19,971,660	2,572,482
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	1.534%	21,793,832	2,390,655
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	1.578%	45,180,216	3,768,026
Federal National Mortgage Association(j)
12/01/2025- 03/01/2046	3.500%	2,774,174	2,589,245
07/01/2027- 02/01/2031	3.000%	623,481	607,146
10/01/2043- 02/01/2044	4.500%	399,889	387,613
08/01/2044	4.000%	110,506	103,733
Federal National Mortgage Association
01/01/2026- 04/01/2052	3.500%	7,541,660	6,705,251
01/01/2029- 06/01/2044	4.000%	223,063	216,154
06/01/2031	7.000%	26,051	27,188
07/01/2032- 03/01/2037	6.500%	92,840	95,651
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 15.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2037- 03/01/2054	5.500%	41,481,394	41,079,793
05/01/2040- 06/01/2044	4.500%	630,277	615,453
08/01/2043- 04/01/2052	3.000%	24,880,324	21,196,335
08/01/2051	2.500%	36,284,418	29,907,930
02/01/2052- 03/01/2052	2.000%	63,069,215	49,707,935
08/01/2053- 10/01/2054	5.000%	82,054,825	80,052,935
03/01/2054- 09/01/2054	6.000%	89,072,543	90,095,631
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	1.664%	18,934,090	2,314,083
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	1.564%	22,643,308	2,163,659
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	1.678%	33,138,295	3,090,226
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.184%	21,101,745	21,599,240
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.184%	47,793,906	48,542,248
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.184%	9,669,612	9,728,161
Government National Mortgage Association(b),(i)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.611%	22,224,055	2,569,479
Residential Mortgage-Backed Securities - Agency 15.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.761%	10,365,839	1,244,903
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	1.661%	21,367,945	2,697,889
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.861%	39,416,458	5,212,712
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.861%	17,193,227	2,178,109
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.861%	16,412,410	1,835,861
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.861%	31,711,080	4,046,939
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.861%	19,896,689	2,520,208
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.861%	15,485,079	2,133,483
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.322%	46,457,794	5,696,580
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.172%	105,447,149	7,247,467

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency 15.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	0.922%	58,637,322	4,191,478
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	1.772%	18,604,313	1,912,354
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.672%	52,629,359	5,800,976
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	1.672%	64,758,885	6,358,863
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.722%	63,012,052	7,430,652
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	1.722%	49,411,420	5,853,366
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	1.611%	34,570,741	4,000,291
Government National Mortgage Association(i)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	49,735,016	9,310,425
CMO Series 2024-28 Class IM
01/20/2050	4.000%	16,766,215	2,468,622
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.318%	15,591,643	15,604,594
Residential Mortgage-Backed Securities - Agency 15.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
06/18/2040- 06/13/2054	3.000%	224,550,000	192,648,241
06/18/2040- 06/12/2055	3.500%	165,550,000	149,022,606
06/13/2054	2.500%	22,225,000	18,098,335
06/13/2054	4.000%	110,000,000	100,767,585
06/13/2054	4.500%	107,000,000	100,906,601
Total Residential Mortgage-Backed Securities - Agency (Cost $1,443,459,064)			1,436,405,633

Residential Mortgage-Backed Securities - Non-Agency 5.5%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	24,912,126	25,156,295
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	10,719,057	9,547,007
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	568,559	508,102
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,067,370
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,662,998	1,565,995
Angel Oak Mortgage Trust(a),(f)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	22,244,026	21,818,713
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	540,865	522,124
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,712,534	1,666,996
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	4,317,548	4,023,607
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,748,990	1,630,715
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	830,302	801,025
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	4,874,112	4,881,056
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,430,683
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,638,593	3,662,027
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	6,836,314	6,879,689
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	9,481,853	9,539,934
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	10,220,948	9,772,356
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	4,101,245	4,115,241
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,658,084	1,467,551
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,278,541
CMO Series 2022-1 Class A1
12/27/2066	2.284%	11,200,397	10,148,429
CMO Series 2022-4 Class A1
03/25/2067	4.301%	9,512,236	9,379,456
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	6,889,202	6,892,679
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.422%	7,200,000	7,425,179
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,322,350	2,735,939
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	953,820	872,742
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	830,764
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,537,477
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,817,847
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	4,294,280	4,272,561
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	2,601,166	2,612,105
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	7,430,155	7,158,317
CMO Series 2021-RPL4 Class A1
12/27/2060	4.796%	5,709,395	5,723,781
Residential Mortgage-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,064,800	2,744,827
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,794,664	1,735,149
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	360,873	344,644
CMO Series 2020-1 Class A1
05/25/2065	2.006%	50,194	49,591
CMO Series 2022-2 Class A1
04/25/2067	4.299%	27,544,505	26,924,939
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	6,414,996	6,419,087
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	17,563	16,596
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.972%	1,314,573	1,321,830
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.222%	7,000,000	7,214,118
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.472%	1,299,413	1,311,067
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	11,038,218	10,720,041
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	7.272%	6,079,201	6,215,702
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	5.172%	8,271,567	8,262,019
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	2,946,436	2,846,792
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	12,072,058	11,125,315
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	28,632,165	28,160,914

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,343,607	1,265,468
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	2,772,006	2,704,460
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	4,274,675	3,637,714
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	6,025,359	6,030,087
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	10,862,352	10,859,299
LHOME Mortgage Trust(a),(f)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,325,400
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,851,034	1,788,221
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,615,513
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	2,389,437	2,199,663
MFA Trust(a),(f)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	26,505,676	25,682,290
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,138,751	2,145,372
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	513,477	493,806
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	107,257	103,205
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	165,481	159,345
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	2,402,480	2,354,209
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,492,175
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	589,639	553,491
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,310,615	1,294,158
Residential Mortgage-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(f)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	7,277,552	7,364,089
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	5,948,037	6,021,351
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	931,342	869,232
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	10,553,403	10,556,643
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	8,769,016
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,639,301
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,759,658
PRPM LLC(a),(f)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,683,773	4,525,404
PRPM Trust(a),(f)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,478,881	1,486,181
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	3,180,927	3,200,671
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	8.025%	2,702,620	2,729,541
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	151,579	149,538
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,325,066	1,300,897
CMO Series 2020-2 Class A3
04/25/2060	3.000%	798,444	793,575
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	420,001	399,472
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,628,364
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	322,871	318,173
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,237,722	1,222,984
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	5.439%	1,483,861	1,487,791
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	5.439%	1,827,068	1,865,650
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NP11 Class A1
08/25/2051	4.868%	4,473,980	4,438,696
Vericrest Opportunity Loan Transferee XCIII LLC(a),(f)
CMO Series 2021-NPL2 Class A1
02/27/2051	5.893%	386,600	386,318
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,038,556	1,038,400
Vericrest Opportunity Loan Transferee XCIX LLC(a),(f)
CMO Series 2021-NPL8 Class A1
04/25/2051	6.116%	776,539	775,949
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	480,807	480,513
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	4,146,441	4,139,973
Vericrest Opportunity Loan Trust CI LLC(a),(f)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	3,575,029	3,556,890
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,954,172
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	500,940	479,635
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	638,294	611,721
Verus Securitization Trust(a),(f)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	18,663,296	17,239,348
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,266,150	2,250,624
CMO Series 2023-6 Class A2
09/25/2068	6.939%	2,908,795	2,936,655
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,579,789	2,593,858
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	13,858,496	13,839,908
CMO Series 2024-1 Class A1
01/25/2069	5.712%	11,215,882	11,215,086
Residential Mortgage-Backed Securities - Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-2 Class A1
02/25/2069	6.095%	3,362,931	3,377,714
CMO Series 2024-3 Class A1
04/25/2069	6.338%	9,058,561	9,133,047
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	7,081,219	7,123,712
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	502,186	489,863
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	475,141	451,068
CMO Series 2020-1R Class A3
11/25/2055	1.873%	540,660	514,409
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $552,837,392)			528,973,900

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
American Airlines, Inc.(b),(k),(l)
Tranche B Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.580%	59,000	59,209
Chemicals 0.0%
WR Grace Holdings LLC(b),(l)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.549%	208,012	207,181
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(l)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.049%	78,214	78,214
Retailers 0.0%
Hanesbrands, Inc.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.077%	40,132	40,232
Technology 0.0%
Ascend Learning LLC(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.177%	70,530	69,934

Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.327%	317,141	315,489
DCert Buyer, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.327%	77,667	66,988
Ellucian Holdings, Inc.(b),(l)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.077%	125,000	126,406
UKG, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.329%	113,329	113,510
Total			692,327
Total Senior Loans (Cost $1,086,333)			1,077,163

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
05/15/2047	3.000%	47,300,000	34,647,250
Total U.S. Treasury Obligations (Cost $37,451,893)			34,647,250

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(m),(n)	591,278,271	591,100,887
Total Money Market Funds (Cost $591,006,117)		591,100,887
Total Investments in Securities (Cost: $7,376,211,118)		10,080,068,489
Other Assets & Liabilities, Net		(540,827,312)
Net Assets		9,539,241,177
At May 31, 2025, securities and/or cash totaling $24,739,497 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,433	09/2025	USD	380,204,750	4,159,048	—
U.S. Treasury 10-Year Note	301	09/2025	USD	33,335,750	—	(9,978)
U.S. Treasury 5-Year Note	1,912	09/2025	USD	206,854,500	1,161,397	—
U.S. Treasury 5-Year Note	457	09/2025	USD	49,441,688	—	(7,963)
Total					5,320,445	(17,941)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(108)	09/2025	USD	(22,403,250)	—	(28,338)
U.S. Treasury Ultra Bond	(32)	09/2025	USD	(3,714,000)	—	(99,792)
Total					—	(128,130)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $1,405,173,846, which represents 14.73% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2025.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
Columbia Balanced Fund  | 2025

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents a security purchased on a forward commitment basis.
(l)
The stated interest rate represents the weighted average interest rate at May 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(n)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	1,205,846,182	1,687,318,461	(2,301,947,184)	(116,572)	591,100,887	67,870	30,870,086	591,278,271
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Balanced Fund  | 2025

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3QT120_08_R01_(07/25)